SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 3,819,215	$ 1,044,369
United States of America [Member]
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Non-current assets	$ 3,819,215	$ 1,044,369